CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 4,473	$ 2,795	$ 7,615
Current portion of convertible notes payable discount	116,664
Noncurrent convertible notes payable discount	$ 449,371	$ 237,643	$ 215,716
Preferred Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares issued	1,000,000	0	0
Preferred Stock, shares outstanding	1,000,000	0	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	480,000,000	480,000,000	480,000,000
Common Stock, shares issued	10,440,782	342,106	228,521
Common Stock, shares outstanding	10,440,782	342,106	228,521